Supplement to the

Fidelity's Government Bond Funds

Fidelity® Ginnie Mae Fund

Fidelity Government Income Fund

Fidelity Intermediate Government Income Fund

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

October 17, 2008

The following information supplements similar information found in the "Management Contracts" section on page 25.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pay the sub-advisers.

GVTB-08-03 October 30, 2008
1.708978.123

Supplement to the

Fidelity Advisor Government Income Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity®Government Income Fund

A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

October 17, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 21.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

AGVT/AGVTIB-08-02 October 30, 2008
1.844947.104

Supplement to the

Fidelity® Ultra-Short Bond Fund

A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Management Contract" section on page 25.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

ULBB-08-04 October 30, 2008
1.797765.110

Supplement to the

Fidelity Advisor Ultra-Short Bond Fund

Class A, Class T, and Institutional Class

Classes of Fidelity® Ultra-Short Bond Fund

A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Management Contract" section on page 25.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

AUSB/AUSBIB-08-04 October 30, 2008
1.808089.106